John Hancock Short Duration Bond Fund Annual Fund Operating Expenses - John Hancock Bond Trust Class NAV [Member] - John Hancock Short Duration Bond Fund	May 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2027
Class NAV
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.27%
Fee Waiver or Reimbursement	(0.01%)	[1]
Net Expenses (as a percentage of Assets)	0.26%

[1]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund according to an asset level breakpoint schedule that is based on the aggregate net assets of the fund and certain other John Hancock funds (the covered portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the covered portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the covered portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the covered portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the covered portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the covered portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the covered portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among the funds participating in the waiver or reimbursement in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on September 30, 2027 unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.